Long-Term Equity Investments - Summary of Common Shares Held (Detail) - USD ($) shares in Thousands, $ in Thousands		12 Months Ended
		Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Long term investments - common shares held [line items]
Fair value		$ 255,535	$ 59,941	$ 196,241
Cost of Addition		179,143	7,453
Proceeds of Disposition	[1]	(4,601)	(129,753)
Fair value adjustment gains (losses)	[2],[3]	21,052	(14,000)
Fair value ending balance		255,535	59,941
Realized gain (loss) on disposal		$ (3,797)	$ 73,578
Bear Creek [member]
Long term investments - common shares held [line items]
Shares owned		13,264	13,264
Percentage of outstanding shares owned		8.65%	10.67%
Fair value		$ 7,443	$ 12,764	32,609
Fair value adjustment gains (losses)	[2]	(5,321)	(19,845)
Fair value ending balance		7,443	12,764
Realized gain (loss) on disposal		$ 0	$ 0
Sabina [member]
Long term investments - common shares held [line items]
Shares owned		31,095	11,700
Percentage of outstanding shares owned		5.58%	2.82%
Fair value		$ 30,535	$ 13,381	30,233
Cost of Addition		19,833
Fair value adjustment gains (losses)	[2]	(2,679)	(16,852)
Fair value ending balance		$ 30,535	$ 13,381
Kutcho [member]
Long term investments - common shares held [line items]
Shares owned		18,640
Percentage of outstanding shares owned		14.83%
Fair value		$ 3,097
Cost of Addition		11,721
Fair value adjustment gains (losses)	[2]	(8,624)
Fair value ending balance		$ 3,097
Hecla [Member]
Long term investments - common shares held [line items]
Shares owned		35,012
Percentage of outstanding shares owned		5.78%
Fair value		$ 194,668
Cost of Addition		141,450
Fair value adjustment gains (losses)	[2]	53,218
Fair value ending balance		194,668
First Majestic [member]
Long term investments - common shares held [line items]
Percentage of outstanding shares owned			0.00%
Fair value				95,984
Proceeds of Disposition	[1]		$ (112,188)
Fair value adjustment gains (losses)	[2]		16,204
Realized gain (loss) on disposal			60,530
Other investments [member]
Long term investments - common shares held [line items]
Fair value		19,792	33,796	$ 37,415
Cost of Addition		6,139	7,453
Proceeds of Disposition	[1]	(4,601)	(17,565)
Fair value adjustment gains (losses)	[2]	(15,542)	6,493
Fair value ending balance		19,792	33,796
Realized gain (loss) on disposal		$ (3,797)	$ 13,048

[1]	Disposals during 2021 were made in order to capitalize on the share appreciation resulting from the strong commodity price environment.
[2]	Fair Value Gains (Losses) are reflected as a component of OCI.
[3]	LTIs = long-term investments – common shares held.